Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Restricted Net Assets [Abstract]
Schedule of detail related to public warrant activity
Public Warrants	Number of Warrants	Weighted Average Exercise Price
Balances as of December 31, 2021	-	$-
Assumed through the Business Combination	13,800,000	11.50
Exercised	(1,273,608)	11.50
Balances as of December 31, 2022	12,526,392	$11.50